Net Revenue Under the Commercial Bank Partnership Model	12 Months Ended
Dec. 31, 2025
Net Revenue Under the Commercial Bank Partnership Model [Abstract]
Net revenue under the commercial bank partnership model
19	Net revenue under the commercial bank partnership model

The Group has started to collaborate with commercial banks since 2021 and such collaboration grew and scaled in the second half of 2022. Net revenue under the commercial bank partnership model representing fees charged to commercial banks for services including introducing borrowers, initial credit assessment, facilitating loans from the banks to the borrower and providing technical assistance to the borrower and banks, net of fees paid to third-party financing guarantee corporations.

Revenues from loan facilitation services are recognized at the time a loan is originated, at which time the facilitation service is considered completed. Revenues from loan facilitation services, covering matching of commercial banks to borrowers and facilitating the execution of loan agreement between commercial banks and borrowers are RMB27,215,101 and RMB2,618,165 for the years ended December 31, 2024 and 2025, respectively.

Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. Revenues from post-facilitation services, covering cash processing services and collection services are RMB18,143,623 and RMB5,665,339 for the years ended December 31, 2024 and 2025, respectively.

Refer to Note 13, the Group provided guarantee services for its off-balance sheet loans under the commercial bank partnership model. As a result, at inception of the guarantee, the Group recognized a stand-ready guarantee liability under ASC 460 at fair value. Subsequently, the stand-ready guarantee is released into gains from guarantee liabilities on a straight-line basis over the term of the guarantee. Gains from guarantee liabilities are RMB124,689,007 and RMB30,456,920 for the years ended December 31, 2024 and 2025, respectively.

The total amount of net fees paid to third-party financing guarantee corporations for providing guarantee services to commercial banks and commission fee to local sales channels are RMB72,920,424 and RMB 18,781,216 for the years ended December 31, 2024 and 2025, respectively.